Unlimited HFGM Global Macro ETF
Consolidated Schedule of Investments
November 30, 2025 (Unaudited)
EXCHANGE TRADED FUNDS - 45.7%		Shares	Value
Invesco DB Base Metals Fund		25,191	$553,698
iShares MSCI China ETF		34,443	2,142,355
iShares TIPS Bond ETF		75,714	8,423,940
Vanguard Emerging Markets Government Bond ETF		232,112	15,767,368
Vanguard FTSE Europe ETF		11,035	899,684
Vanguard Russell 2000 ETF		37,837	3,805,645

TOTAL EXCHANGE TRADED FUNDS (Cost $30,331,749)			31,592,690

PURCHASED OPTIONS - 0.1%(a)(b)(c)	Notional Amount	Contracts	Value
Put Options - 0.1%
E-Mini S&P 500 Futures, Expiration: 12/19/2025; Exercise Price: $6,100.00	$1,550,247	226	57,630

TOTAL PURCHASED OPTIONS (Cost $769,037)			57,630

SHORT-TERM INVESTMENTS - 35.3%
Money Market Funds - 35.3%		Shares	Value
First American Government Obligations Fund - Class X, 3.92%(d)(e)		24,415,075	24,415,075

TOTAL SHORT-TERM INVESTMENTS (Cost $24,415,075)			24,415,075

TOTAL INVESTMENTS - 81.1% (Cost $55,515,861)			$56,065,395
Other Assets in Excess of Liabilities - 18.9%			13,097,167
TOTAL NET ASSETS - 100.0%			$69,162,562

Percentages are stated as a percent of net assets.

TIPS	Treasury Inflation-Protected Securities

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.
(e)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Unlimited HFGM Global Macro ETF
Consolidated Schedule of Futures Contracts
November 30, 2025 (Unaudited)
FUTURES CONTRACTS - 1.5%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Arabica Coffee(a)	17	03/19/2026	$2,430,150	$46,257
Australian Dollar/U.S. Dollar Cross Currency Rate	30	12/15/2025	1,965,900	7,004
British Pound/U.S. Dollar Cross Currency Rate	409	12/15/2025	33,831,969	35,584
CBOE Volatility Index	546	12/17/2025	9,974,710	(19,167)
Cocoa(a)	57	03/16/2026	3,137,280	16,401
Copper(a)	74	03/27/2026	9,753,200	403,014
Corn(a)	522	03/13/2026	11,686,275	182,191
E-Mini S&P 500 Index	103	12/19/2025	35,326,425	234,761
Euro/U.S. Dollar Cross Currency Rate	144	12/15/2025	20,900,700	(11,270)
Gold(a)	59	02/25/2026	25,103,910	669,512
iBoxx iShares USD Investment Grade Corporate Bond Index	134	03/02/2026	24,118,660	(14,052)
Live Cattle(a)	91	12/31/2025	7,846,930	(604,248)
MSCI EAFE Index	36	12/19/2025	5,074,020	40,870
MSCI Emerging Markets Index	56	12/19/2025	3,857,280	73,411
Nikkei 225 Index	30	12/11/2025	7,536,750	88,270
U.S. Treasury 10 Year Notes	27	03/20/2026	3,060,281	714
U.S. Treasury Long Bonds	126	03/20/2026	14,797,125	4,410
				1,153,662

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(1,036)	12/16/2025	(74,203,500)	(96,477)
Japanese Yen/U.S. Dollar Cross Currency Rate	(425)	12/15/2025	(34,055,781)	(9,938)
Soybeans(a)	(28)	01/14/2026	(1,592,850)	(473)
Sugar #11(a)	(16)	02/27/2026	(272,563)	(7,776)
Swiss Franc/U.S. Dollar Cross Currency Rate	(35)	12/15/2025	(5,456,500)	83,977
U.S. Dollar Index	(31)	12/15/2025	(3,081,648)	(16,575)
U.S. Treasury 5 Year Notes	(159)	03/31/2026	(17,452,735)	(2,902)
WTI Crude Oil(a)	(87)	12/19/2025	(5,093,850)	(44,811)
				(94,975)

Net Unrealized Appreciation (Depreciation)				$1,058,687

(a)	All or a portion of the investment is a holding of the Unlimited HFGM Cayman Subsidiary.